Cover Page	Aug. 14, 2024
Entity Information [Line Items]
Document Type	8-K
Entity Emerging Growth Company	false
Document Period End Date	Aug. 14, 2024
Entity Registrant Name	DPL Inc.
Entity Incorporation, State or Country Code	OH
Entity File Number	1-9052
Entity Tax Identification Number	31-1163136
Entity Address, Address Line One	1065 Woodman Drive
Entity Address, City or Town	Dayton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45432
Local Phone Number	259-7215
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000787250
Amendment Flag	false
City Area Code	937
Document Information [Line Items]
Document Period End Date	Aug. 14, 2024
Entity Registrant Name	DPL Inc.
Entity File Number	1-9052
Subsidiaries [Member]
Entity Information [Line Items]
Entity Emerging Growth Company	false
Entity Registrant Name	THE DAYTON POWER AND LIGHT COMPANY
Entity Incorporation, State or Country Code	OH
Entity File Number	1-2385
Entity Tax Identification Number	31-0258470
Entity Address, Address Line One	1065 Woodman Drive
Entity Address, City or Town	Dayton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45432
Local Phone Number	259-7215
Entity Central Index Key	0000027430
Amendment Flag	false
City Area Code	937
Document Information [Line Items]
Entity Registrant Name	THE DAYTON POWER AND LIGHT COMPANY
Entity File Number	1-2385